Current Receivables (Tables)	12 Months Ended
Jun. 30, 2026
Statements [Line Items]
Disclosure of Current Receivables

Current receivables	June 30, 2026 A$	June 30, 2025 A$
GST and VAT receivables	633,255	1,691,579
Receivable for grant income and other refundable tax	8,557,022	8,169,349
Accounts receivables	219,874	7,460

	9,410,151	9,868,388